Segment Information - Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Information
Operating segments	2	2
Net revenues	¥ 2,181,469	$ 342,320	¥ 2,054,095	¥ 1,478,493
Cost of revenues	(557,974)	(87,558)	(580,417)	(439,923)
Gross profit	1,623,495	254,762	1,473,678	1,038,570
Sales and marketing expenses	(1,062,523)	(166,733)	(1,035,620)	(792,591)
Product development expenses	(178,750)	(28,050)	(162,829)	(157,505)
General and administrative expenses	(323,968)	(50,838)	(214,224)	(196,029)
Operating expenses	(1,597,417)	(250,670)	(1,412,673)	(1,146,125)
Other income	23,223	3,644	43,414
Income/(loss) from operations	¥ 49,301	$ 7,736	¥ 104,419	¥ (107,555)